Sector Regulation and Electricity System Operations - Summary of Operating Cost Efficiency Index (Detail)	Mar. 06, 2018
Enel Distribución Ceará [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Percentage of operating cost efficiency	100.00%
C E L G
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Percentage of operating cost efficiency	78.37%
Enel Distribucion Rio
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Percentage of operating cost efficiency	59.50%